STOCKHOLDERS’ EQUITY / (DEFICIT) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF OUTSTANDING PREPAID WARRANTS AND COMMON WARRANTS

The following sets forth the outstanding prepaid warrants and common warrants as of March 31, 2025:

	Prepaid Warrants	Common Warrants
Balance December 31, 2024	3,871,992	382,205
Exercise of Prepaid Warrants in Exchange for Common Stock	(1,252,559)	—
Balance March 31, 2025	2,619,433	382,205

The following sets forth the outstanding prepaid warrants and common warrants for the years ended December 31, 2024 and 2023:

	Prepaid Warrants	Common Warrants
Balance December 31, 2022	—	—
Conditional issuance of Prepaid Warrants from Exchange of 2022 and 2023 Convertible Notes	507,394
Balance December 31, 2023	507,394	—
Conditional Issuance of Prepaid Warrants from Exchange of Whiskey Notes	546,927	—
Conditional Issuance of Prepaid Warrants in Exchange for Common Stock	2,816,291	—
Exercise of Prepaid Warrants in Exchange for Common Stock	(698,619)	—
Issuance of Prepaid Warrants for Common Stock	700,001	—
November 25, 2024 Private Placement of Common Warrants	—	382,205
Balance December 31, 2024	3,871,992	382,205

SCHEDULE OF OUTSTANDING ISOS AND RELATED ACTIVITY

The following sets forth the outstanding ISOs and related activity for the three months ended March 31, 2025:

Options Outstanding	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	6,011	$157.89	0.86	$0.00
Exercisable at December 31, 2024	6,011	$157.89	0.86	$0.00
Forfeited	0	$157.89
Outstanding at March 31, 2025	6,011	$157.89	0.61	$0.00
Exercisable at March 31, 2025	6,011	$157.89	0.61	$0.00
Remaining unvested at March 31, 2025	—	$157.89

The following sets forth the outstanding ISOs and related activity for the years ended December 31, 2024 and 2023:

Options Outstanding	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	8,137	$157.89	2.82	$0.00
Forfeited	(1,959)	$157.89
Outstanding at December 31, 2023	6,178	$157.89	1.86	$0.00
Exercisable at December 31, 2023	6,178	$157.89	1.86	$0.00
Forfeited	(167)	$157.89
Outstanding at December 31, 2024	6,011	$157.89	0.86	$0.00
Exercisable at December 31, 2024	6,011	$157.89	0.86	$0.00
Remaining unvested at December 31, 2024	—	$157.89

SUMMARY OF RSU’s

The following table summarizes the RSU activity for the three months ended March 31, 2025 and 2024:

	Restricted Stock Units	Weighted Average Exercise Price Per Share
Vested and Outstanding at December 31, 2024	245,589	$10.93
Granted	—
Forfeited/Canceled/Expired	(150)
Vested and Outstanding at March 31, 2025	245,439	$10.93

The following table summarizes the RSU activity for the years ended December 31, 2024 and 2023:

	Restricted Stock Units	Weighted Average Exercise Price Per Share
Unvested and Outstanding at December 31, 2022	105,727	$157.89
Granted	14,015	$157.89
Forfeited/Canceled/Expired	(2,798)	$157.89
Unvested and Outstanding at December 31, 2023	116,944	$157.89
Granted	234,525	$4.00
Forfeited/Canceled/Expired	(105,880)	$157.89
Vested and Outstanding at December 31, 2024	245,589	$10.93

SCHEDULE OF VALUATION ASSUMPTIONS

Weighted Average Expected Volatility	70%
Expected Dividends	—%
Weighted Average Expected Term (in years)	5
Risk-Free Interest Rate	4.22%
Probability Scenarios of meeting contingencies
Shareholder holds shares owned on May 31, 2023 through warrant exercise date	95% to 75%
Common stock attains a specified 10-Trading-Day VWAP price before expiring	0.025% to 2.25%

	For the Three Months Ended March 31, 2025	For the Year Ended December 31, 2024
Weighted Average Expected Volatility	70%	70%
Expected Dividends	—%	—%
Weighted Average Expected Term (in years)	5	5
Risk-Free Interest Rate	4.12%	4.22%

	For the Years Ended December 31,
	2024	2023
Weighted Average Expected Volatility	70%	—
Expected Dividends	—%	—
Weighted Average Expected Term (in years)	5	—
Risk-Free Interest Rate	4.22%	—
Probability Scenarios of meeting contingencies
Shareholder holds shares owned on May 31, 2023 through warrant exercise date	95% to 75%
Common stock attains a specified 10-Trading-Day VWAP price before expiring	0.025% to 2.25%

	For the Years Ended December 31,
	2024	2023
Weighted Average Expected Volatility	70%	—
Expected Dividends	—%	—
Weighted Average Expected Term (in years)	5	—
Risk-Free Interest Rate	4.22%	—

SCHEDULE OF STOCK BASED COMPENSATION EXPENSE INCLUDED IN THE CONSOLIDATED STATEMENTS OF OPERATIONS RELATED TO ISOs ISSUED

The following table presents stock-based compensation expense included in the consolidated statements of operations related to ISOs issued under the 2019 Plan:

	For the Twelve Months Ended December 31,
	2024	2023
Cost of Sales	$—	$—
Sales and Marketing	—	—
General and Administrative	—	18,595
Total Share-based Compensation	$—	$18,595

SCHEDULE OF EQUITY-BASED (NON-CASH) COMPENSATION FOR EMPLOYEES (PERSONNEL) AND CONSULTANTS

	Years Ended December 31,
	2024	2023
Production / Cost of Sales	$178,140	$—
Sales and Marketing	729,592	—
General and Administrative	2,414,097	6,028
Subtotal Employee Compensation	3,321,829	6,028
Professional Fees (General and Administrative)	1,570,281	12,566
Total Non-Cash Share-Based Compensation	$4,892,110	$18,594